LINES OF CREDIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LINES OF CREDIT
Schedule of Lines of Credit
	June 30, 2022	December 31, 2021
National	$2,651,660	$3,265,236
Alpha	811,432	947,333
Pancreta	790,193	489,985
National – COVID	314,885	407,174
EGF	419,335	-
Subtotal	4,987,505	5,109,728
Reclassification of National-COVID – Long-term	(191,825)	(366,171)
Ending balance	$4,795,680	$4,743,557

	December 31, 2021	December 31, 2020
National	$3,265,236	$3,540,550
Alpha	947,333	1,106,894
Pancreta	489,985	-
National – COVID	407,174	429,240
Subtotal	5,109,728	5,076,684
Reclassification of National-COVID – Long-term	(366,171)	(502,869)
Ending balance	$4,743,557	$4,573,815